TRADE RECEIVABLES, NET - Movement in allowance for doubtful accounts (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in allowance for doubtful accounts:
Balance as of beginning	$ 95	$ 107
Provision for the year	252	133
Derecognition of bad debts	(248)	(64)
Reversal in respect of collected doubtful accounts	(25)	(78)
Initially consolidated subsidiary	15
Currency revaluations		(3)
Balance as of ending	$ 89	$ 95